          Payden Floating Rate Fund

Schedule of Investments - January 31, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (2%)
1,200,000	Madison Park Funding XIII Ltd. 144A, (3 mo.
	LIBOR USD + 2.850%), 3.07%, 4/19/30 (a)(b)
	(Cost - $1,185)	$1,178
Bank Loans(c) (82%)
Communications (11%)
1,170,544	Altice France SA Term Loan B13 1L, (LIBOR
	USD 3-Month + 4.000%), 4.13%, 8/14/26	1,173
498,750	Banijay Group U.S. Holding Inc. Term Loan B
	1L, (LIBOR USD 1-Month + 3.750%),
	3.88%, 3/01/25	496
594,000	CenturyLink Inc. Term Loan B 1L, (LIBOR USD
	1-Month + 2.250%), 2.40%, 3/15/27	593
924,176	Charter Communications Operating LLC Term
	Loan B2 1L, (LIBOR USD 1-Month + 1.750%),
	1.90%, 2/01/27	924
1,000,000	Coral U.S. Co-Borrower LLC Term Loan B5 1L,
	(LIBOR USD 1-Month + 2.250%),
	2.40%, 1/31/28	997
987,500	Diamond Sports Group LLC Term Loan B 1L,
	(LIBOR USD 1-Month + 3.250%),
	3.40%, 8/24/26	848
300,000	EW Scripps Co. Term Loan B3 1L, (LIBOR USD
	1-Month + 3.000%), 3.75%, 1/07/28	300
500,000	Frontier Communications Corp. Term Loan B 1L,
	(LIBOR USD 1-Month + 4.750%),
	5.75%, 10/08/21	501
496,250	Iridium Satellite LLC Term Loan B1 1L, (LIBOR
	USD 1-Month + 2.750%), 3.75%, 11/04/26	499
1,000,000	Lamar Media Corp. Term Loan B 1L, (LIBOR
	USD 1-Month + 1.500%), 1.63%, 2/06/27	998
		7,329
Consumer Cyclical (28%)
1,000,472	1011778 BC ULC Term Loan B 1L, (LIBOR
	USD 1-Month + 1.750%), 1.90%, 11/19/26	995
465,325	Aramark Services Inc. Term Loan B3 1L, (LIBOR
	USD 1-Month + 1.750%), 1.90%, 3/11/25	463
500,000	Austin BidCo Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 4.250%), 5.00%, 12/09/27	505
967,613	Beacon Roofing Supply Inc. Term Loan B 1L,
	(LIBOR USD 1-Month + 2.250%),
	2.40%, 1/02/25	966
626,572	BJ’s Wholesale Club Inc. Term Loan B 1L,
	(LIBOR USD 1-Month + 2.000%),
	2.13%, 2/03/24	629
979,798	Caesars Resort Collection LLC Term Loan B 1L,
	(LIBOR USD 1-Month + 2.750%),
	2.90%, 12/22/24	965
475,000	CCI Buyer Inc. Term Loan B 1L, (LIBOR USD
	1-Month + 4.000%), 4.75%, 12/17/27	479
462,880	Core & Main LP Term Loan B 1L, (LIBOR USD
	3-Month + 2.750%), 4.81%, 8/01/24	464
500,000	CP Atlas Buyer Inc. Term Loan B1 1L, (LIBOR
	USD 1-Month + 0.000%), 4.25%, 12/27/27	501

Principal or Shares	Security Description	Value (000)

990,000	Dealer Tire LLC Term Loan B 1L, (LIBOR USD
	1-Month + 4.250%), 4.40%, 2/05/27	$991
457,221	Flynn Restaurant Group LP Term Loan 2L,
	(LIBOR USD 1-Month + 7.000%),
	7.15%, 6/29/26	433
1,269,483	GOBP Holdings Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%), 2.90%, 10/22/25	1,273
924,077	Harbor Freight Tools USA Inc. Term Loan B 1L,
	(LIBOR USD 1-Month + 3.250%),
	4.00%, 10/19/27	927
496,852	Hilton Worldwide Finance LLC Term Loan B2
	1L, (LIBOR USD 1-Month + 1.750%),
	1.88%, 6/21/26	494
760,000	Jane Street Group LLC Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%), 2.75%, 1/26/28	759
456,958	KFC Holding Co. Term Loan B 1L, (LIBOR USD
	1-Month + 1.750%), 1.88%, 4/03/25	458
835,250	K-MAC Holdings Corp. Term Loan 1L, (LIBOR
	USD 1-Month + 3.000%), 3.15%, 3/16/25	835
344,167	K-MAC Holdings Corp. Term Loan 2L, (LIBOR
	USD 1-Month + 6.750%), 6.90%, 3/16/26	343
433,384	Live Nation Entertainment Inc. Term Loan B 1L,
	(LIBOR USD 1-Month + 1.750%),
	3.56%, 10/17/26	422
1,177,609	Marriott Ownership Resorts Inc. Term Loan B
	1L, (LIBOR USD 1-Month + 1.750%),
	1.90%, 8/31/25	1,170
587,328	Sabre GLBL Inc. Term Loan B 1L, (LIBOR USD
	1-Month + 2.000%), 2.15%, 2/22/24	581
1,212,586	Scientific Games International Inc. Term Loan B5
	1L, (LIBOR USD 3-Month + 2.750%),
	2.90%, 8/14/24	1,194
1,164,557	Tacala Investment Corp. Term Loan B 1L,
	(LIBOR USD 1-Month + 3.250%),
	4.50%, 2/05/27	1,168
560,000	Tacala Investment Corp. Term Loan B 2L,
	(LIBOR USD 1-Month + 7.500%),
	7.65%, 2/07/28	560
711,175	WMG Acquisition Corp. Term Loan G 1L,
	(LIBOR USD 1-Month + 2.125%),
	2.13%, 1/13/28	714
488,308	Wyndham Hotels & Resorts Inc. Term Loan B
	1L, (LIBOR USD 1-Month + 1.750%),
	1.90%, 5/30/25	486
		18,775
Consumer Non-Cyclical (8%)
595,162	Change Healthcare Holdings LLC Term Loan B
	1L, (LIBOR USD 3-Month + 2.500%),
	3.50%, 3/01/24	596
896,207	Dole Food Co. Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%), 3.75%, 4/06/24	897
497,500	Froneri U.S. Inc. Term Loan B 1L, (LIBOR USD
	1-Month + 2.250%), 2.40%, 1/31/27	496

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

982,500	JBS USA LUX SA Term Loan B 1L, (LIBOR
	USD 1-Month + 2.000%), 2.15%, 5/01/26	$983
458,680	MPH Acquisition Holdings LLC Term Loan B
	1L, (LIBOR USD 3-Month + 2.750%),
	3.75%, 6/07/23	459
915,048	U.S. Foods Inc. Term Loan B 1L, (LIBOR USD
	1-Month + 1.750%), 1.90%, 6/27/23	909
500,000	United Natural Foods Inc. Term Loan B 1L,
	(LIBOR USD 3-Month + 4.250%),
	4.40%, 10/22/25	502
400,000	Zaxby’s Operating Co. LP Term Loan B 1L,
	(LIBOR USD 1-Month + 3.750%),
	4.50%, 12/28/27	404
		5,246
Energy (3%)
652,742	Calpine Corp. Term Loan B5 1L, (LIBOR USD
	1-Month + 2.500%), 2.65%, 12/16/27	654
500,000	Exgen Renewables IV LLC Term Loan B 1L,
	(LIBOR USD 1-Month + 2.750%),
	3.75%, 12/11/27	504
995,000	PG&E Corp. Term Loan B 1L, (LIBOR USD
	3-Month + 4.500%), 5.50%, 6/23/25	1,007
		2,165
Financial Services (8%)
494,859	Altice Financing SA Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%), 2.88%, 7/15/25	490
493,562	AmWINS Group Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%), 3.75%, 1/25/24	496
469,697	Asurion LLC Term Loan B2 2L, (LIBOR USD
	1-Month + 6.500%), 6.65%, 8/04/25	471
691,560	Asurion LLC Term Loan B8 1L, (LIBOR USD
	1-Month + 3.250%), 3.40%, 12/23/26	689
500,000	Citadel Securities LP Term Loan B 1L, (LIBOR
	USD 1-Month + 2.500%), 2.50%, 2/27/28	498
536,250	HUB International Ltd. Term Loan B 1L,
	(LIBOR USD 3-Month + 2.750%),
	2.96%, 4/25/25	533
663,307	Iron Mountain Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 1.750%), 1.90%, 1/02/26	663
375,000	Newco Financing Partnership Term Loan B1 1L,
	(LIBOR USD 1-Month + 3.500%),
	3.63%, 1/31/29	376
495,000	Nexus Buyer LLC Term Loan B 1L, (LIBOR USD
	1-Month + 3.750%), 3.88%, 11/09/26	495
375,000	UPC Financing Partnership Term Loan B2 1L,
	(LIBOR USD 1-Month + 3.500%),
	3.63%, 1/31/29	376
		5,087
Healthcare (3%)
990,000	Grifols Worldwide Operations USA Inc. Term
	Loan B 1L, (LIBOR USD 1-Month + 2.000%),
	2.10%, 11/15/27	990

Principal or Shares	Security Description	Value (000)

482,008	Radiology Partners Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 4.250%), 4.80%, 7/09/25	$480
500,000	Sotera Health Holdings LLC Term Loan 1L,
	(LIBOR USD 1-Month + 2.750%),
	5.50%, 12/13/26	500
		1,970
Industrial (14%)
496,250	AI Convoy Luxembourg Sarl Term Loan B 1L,
	(LIBOR USD 1-Month + 3.500%),
	4.50%, 1/20/27	497
571,000	Ascent Resources Utica Holdings LLC Term Loan
	2L, (LIBOR USD 1-Month + 9.000%),
	10.00%, 11/01/25	627
975,287	Axalta Coating Systems U.S. Holdings Inc. Term
	Loan B3 1L, (LIBOR USD 3-Month + 1.750%),
	2.00%, 6/01/24	974
1,182,000	Berry Global Inc. Term Loan Y 1L, (LIBOR USD
	1-Month + 2.000%), 2.13%, 7/01/26	1,182
497,500	Delta Air Lines Inc. Term Loan B 1L, (LIBOR
	USD 3-Month + 4.750%), 5.75%, 4/29/23	508
489,831	Graham Packaging Co. Inc. Term Loan 1L,
	(LIBOR USD 1-Month + 3.750%),
	4.50%, 8/04/27	492
520,655	H.B. Fuller Co. Term Loan B 1L, (LIBOR USD
	1-Month + 2.000%), 2.13%, 10/21/24	521
500,000	INEOS U.S. Petrochem LLC Term Loan B 1L,
	(LIBOR USD 1-Month + 2.750%),
	3.25%, 1/21/26	503
497,442	IRB Holding Corp. Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%), 3.75%, 2/05/25	497
734,877	Mauser Packaging Solutions Holding Co. Term
	Loan B 1L, (LIBOR USD 3-Month + 3.250%),
	3.38%, 4/03/24	723
649,343	PQ Corp. Term Loan B1 1L, (LIBOR USD
	3-Month + 2.250%), 2.51%, 2/08/27	649
400,000	Reynolds Group Holdings Inc. Term Loan 1L,
	(LIBOR USD 1-Month + 3.250%),
	3.40%, 2/16/26	401
468,689	Reynolds Group Holdings Inc. Term Loan B 1L,
	(LIBOR USD 1-Month + 2.750%),
	2.90%, 2/06/23	469
500,000	SkyMiles IP Ltd. Term Loan B 1L, (LIBOR USD
	3-Month + 3.750%), 4.75%, 10/20/27	525
488,494	United Rentals N.A. Inc. Term Loan B 1L,
	(LIBOR USD 1-Month + 1.750%),
	1.90%, 10/31/25	489
		9,057
Technology (7%)
494,987	Blackboard Inc. Term Loan B5 1L, (LIBOR USD
	3-Month + 6.000%), 7.00%, 6/30/24	495
476,388	BY Crown Parent LLC Term Loan B 1L, (LIBOR
	USD 1-Month + 3.000%), 4.00%, 2/02/26	477
387,891	CDW LLC Term Loan B 1L, (LIBOR USD
	1-Month + 1.750%), 1.90%, 8/17/23	390

        Payden Floating Rate Fund continued

Principal or Shares	Security Description	Value (000)

972,688	CSC Holdings LLC Term Loan B5 1L, (LIBOR
	USD 1-Month + 2.500%), 2.63%, 4/15/27	$970
645,000	Endure Digital Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 3.500%), 4.25%, 1/27/28	644
154,225	Endure Digital Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 4.000%), 4.25%, 1/27/28	154
497,500	Presidio Holdings Inc. Term Loan B 1L, (LIBOR
	USD 3-Month + 3.500%), 3.72%, 1/22/27	499
489,848	Rackspace Technology Global Inc. Term Loan B
	1L, (LIBOR USD 3-Month + 3.000%),
	4.00%, 11/03/23	491
638,751	Western Digital Corp. Term Loan B4 1L,
	(LIBOR USD 1-Month + 1.750%),
	1.90%, 4/29/23	641
		4,761
Total Bank Loans (Cost - $54,244)		54,390
Corporate Bond (7%)
400,000	Aethon United BR LP/Aethon United Finance
	Corp. 144A, 8.25%, 2/15/26 (b)	410
400,000	Antero Resources Corp., 5.63%, 6/01/23 (d)	392
179,000	Ascent Resources Utica Holdings LLC/ARU
	Finance Corp. 144A, 9.00%, 11/01/27 (b)	203
500,000	Baytex Energy Corp. 144A, 8.75%, 4/01/27 (b)	395
130,000	Blue Racer Midstream LLC/Blue Racer Finance
	Corp. 144A, 7.63%, 12/15/25 (b)	138
250,000	Centennial Resource Production LLC 144A,
	5.38%, 1/15/26 (b)	210
350,000	Centennial Resource Production LLC 144A,
	8.00%, 6/01/25 (b)	334
500,000	Covanta Holding Corp., 5.88%, 7/01/25	521
300,000	Crew Energy Inc., 6.50%, 3/14/24 CAD (e)(f)	190
400,000	FS KKR Capital Corp. II 144A,
	4.25%, 2/14/25 (b)	407
500,000	Lithia Motors Inc. 144A, 5.25%, 8/01/25 (b)	521
300,000	PBF Holding Co. LLC/PBF Finance Corp. 144A,
	9.25%, 5/15/25 (b)	290
200,000	Range Resources Corp., 5.75%, 6/01/21	200
325,000	SM Energy Co., 5.00%, 1/15/24	303
500,000	Southwestern Energy Co., 4.10%, 3/15/22	502
Total Corporate Bond (Cost - $4,832)		5,016

Principal or Shares	Security Description	Value (000)

Mortgage Backed (7%)
814,795	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 11.750%),
	11.88%, 10/25/28 (a)	$1,010
795,075	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 12.250%),
	12.38%, 9/25/28 (a)	1,002
300,000	Freddie Mac STACR REMIC Trust 2020-DNA2
	144A, (1 mo. LIBOR USD + 4.800%),
	4.93%, 2/25/50 (a)(b)	282
300,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 4.600%),
	4.73%, 12/25/42 (a)	304
663,419	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 10.500%),
	10.63%, 5/25/28 (a)	753
494,249	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 12.750%),
	12.88%, 8/25/29 (a)	550
679,200	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 11.750%), 11.88%, 5/25/43 (a)(b)	759
Total Mortgage Backed (Cost - $4,270)		4,660
Investment Company (7%)
4,391,375	Payden Cash Reserves Money Market Fund *
	(Cost - $4,391)	4,391
Total Investments (Cost - $68,922) (105%)		69,635
Liabilities in excess of Other Assets (-5%)		(3,292)
Net Assets (100%)		$66,343

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021. The stated maturity is subject to prepayments.
(d)

All or a portion of these securities are on loan. At January 31, 2021, the total market value of the Fund’s securities on loan is $393 and the total market value of the collateral held by the Fund is $408. Amounts in 000s.

(e)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)	Principal in foreign currency.

 Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)

Assets:
USD 200	CAD 253	State Street Bank & Trust Co.	03/22/2021	$2

3   Payden Mutual Funds